Activities of Orange Bank - Maturities of financial assets - Tabular disclosure (Details) - Orange Bank, operating segment [member] - Operating segments [member] € in Millions	Dec. 31, 2018 EUR (€)
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	€ 4,709
Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1,830
Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	2,096
Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	783
Investments securities [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1
Investments securities [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1
Debt securities [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	925
Debt securities [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	222
Debt securities [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	657
Debt securities [member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	46
Investments at fair value [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	72
Investments at fair value [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	22
Investments at fair value [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	50
IFRS Fixed Income Securities [Member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	614
IFRS Fixed Income Securities [Member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	104
IFRS Fixed Income Securities [Member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	378
IFRS Fixed Income Securities [Member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	132
Loans and receivables to customers [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	2,000
Loans and receivables to customers [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	471
Loans and receivables to customers [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	924
Loans and receivables to customers [member] | Later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	605
Loans and receivables to credit institutions [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	1,000
Loans and receivables to credit institutions [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	914
Loans and receivables to credit institutions [member] | Later than two years and not later than five years [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	86
Other financial assets and derivatives [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	97
Other financial assets and derivatives [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Derivative and nonderivative financial assets, undiscounted cash flows	€ 97